united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2016
Shares		Fair Value

	COMMON STOCKS - 98.6%
	BANKS - 3.7%
28,340	Citizens Financial Group, Inc.	1,009,754
15,190	Morgan Stanley & Co.	641,777
		1,651,531
	BIOTECHNOLOGY - 3.2%
12,065	Celgene Corp.*	1,396,524

	BUILDING MATERIALS - 6.4%
6,066	Martin Marietta Materials, Inc.	1,343,801
28,405	Owens Corning	1,464,562
		2,808,363
	CHEMICALS - 3.1%
16,150	Albemarle Corp.	1,390,192

	COMMERCIAL SERVICES - 2.5%
25,595	KAR Auction Services, Inc.	1,090,859

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
47,235	Charles Schwab Corp.	1,864,365

	ELECTRONICS - 7.7%
72,315	Corning, Inc.	1,755,085
54,890	Trimble, Inc.*	1,654,934
		3,410,019
	FOOD - 3.4%
18,910	Post Holdings, Inc.*	1,520,175

	HEALTHCARE PRODUCTS - 4.5%
13,840	Align Technology, Inc.*	1,330,439
1,023	Intuitive Surgical, Inc.*	648,756
		1,979,195
	HOUSWARES - 2.9%
28,980	Newwell Brands, Inc.	1,293,957

	INSURANCE - 2.1%
5,555	Berkshire Hathway, Inc.*	905,354

	INTERNET - 15.6%
1,275	Alphabet, Inc.*	1,010,374
3,000	Amazon.com, Inc.*	2,249,610
7,468	Facebook, Inc.*	859,193
11,170	Netflix, Inc.*	1,382,846
955	Priceline Group, Inc.*	1,400,087
		6,902,110

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares		Fair Value

	MISCELLANEOUS MANUFACTURING - 3.2%
21,255	Eaton Corp PLC	$ 1,425,998

	OIL & GAS - 1.5%
16,275	Newfield Exploration Co.*	659,137

	RETAIL - 4.6%
16,340	TJX Cos, Inc.	1,227,624
10,915	Tractor Supply Co.	827,466
		2,055,090
	SEMICONDUCTORS - 13.2%
64,595	Applied Materials, Inc.	2,084,481
42,255	Micron Technology, Inc.*	926,230
14,005	NVIDIA Corp.	1,494,894
20,105	NXP Semiconductors NV*	1,310,846
		5,816,451
	SOFTWARE - 14.9%
46,916	Activision Blizzard, Inc.	1,694,137
14,170	Adobe Systems, Inc.*	1,458,801
26,170	Electronic Arts, Inc.*	2,061,149
21,955	Microsoft Corp.	1,364,284
		6,578,371
	TRANSPORTATION - 1.9%
4,530	FedEx Corp.	843,486

	TOTAL COMMON STOCKS (Cost $38,185,512)	43,591,177

	SHORT-TERM INVESTMENTS - 1.4%
628,435	Federated Treasury Obligations Fund Institutional Shares, 0.36% **	628,435
	(Cost $ 628,435)

	TOTAL INVESTMENTS - 100.0% (Cost $38,813,947) (a)	$ 44,219,612
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(17,214)
	TOTAL NET ASSETS - 100.0%	$ 44,202,398

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2016
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,825,232 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 5,748,512
	Unrealized depreciation	(354,132)
	Net unrealized appreciation	$ 5,394,380

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 43,591,177	$ -	$ -	$ 43,591,177
Short-Term Investments	628,435	-	-	628,435
Total	$ 44,219,612	$ -	$ -	$ 44,219,612

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date __02/15/2017________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date__02/15/2017________

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date__02/15/2017________